Consolidation of Subsidiaries - Summary of Consolidated Financial Statements of Group include the Subsidiaries (Parenthetical) (Details)		12 Months Ended
	Jul. 01, 2022	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Demerege Ecuador S.A.
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	99.85%	100.00%	100.00%	0.15%
Demerge (Thailand) Co. LTD
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary		49.00%	49.00%